Document and Entity Information	Feb. 21, 2024
Cover [Abstract]
Entity Registrant Name	MARKETAXESS HOLDINGS INC
Amendment Flag	true
Entity Central Index Key	0001278021
Document Type	8-K/A
Document Period End Date	Feb. 21, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-34091
Entity Tax Identification Number	52-2230784
Entity Address, Address Line One	55 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	813-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.003 per share
Trading Symbol	MKTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 26, 2024, MarketAxess Holdings Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the appointment of Ilene Fiszel Bieler as Chief Financial Officer of the Company, effective as of her start date, which was expected to be May 22, 2024. This Amendment No. 1 on Form 8-K/A is being filed to supplement the disclosure contained in Item 5.02 of the Original Form 8-K and include a copy of the Offer Letter Amendment referenced below. The Original Form 8-K otherwise remains unchanged.